DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Harvest CSI 300 China A-Shares ETF

February 29, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 1.2%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,171,204	$3,165,944
China United Network Communications Ltd., Class A	13,129,181	8,745,013
Focus Media Information Technology Co. Ltd., Class A	7,302,653	6,384,147
Mango Excellent Media Co. Ltd., Class A	574,389	1,975,100

(Cost $18,793,059)		20,270,204

Consumer Discretionary - 7.2%
BYD Co. Ltd., Class A	627,095	16,638,067
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	113,439	2,210,883
China Tourism Group Duty Free Corp. Ltd., Class A	642,948	7,770,978
Chongqing Changan Automobile Co. Ltd., Class A	3,518,641	7,275,165
Ecovacs Robotics Co. Ltd., Class A	175,392	908,551
Fuyao Glass Industry Group Co. Ltd., Class A	1,224,144	7,353,629
Great Wall Motor Co. Ltd., Class A	922,577	2,995,712
Gree Electric Appliances, Inc. of Zhuhai, Class A	3,133,619	16,980,437
Guangzhou Automobile Group Co. Ltd., Class A	1,743,482	2,155,643
Haier Smart Home Co. Ltd., Class A	2,652,208	8,865,965
Huali Industrial Group Co. Ltd., Class A	75,057	603,465
Huayu Automotive Systems Co. Ltd., Class A	1,229,654	2,980,969
Huizhou Desay Sv Automotive Co. Ltd., Class A	193,234	2,751,139
Midea Group Co. Ltd., Class A	3,401,891	29,565,446
Ningbo Tuopu Group Co. Ltd., Class A	346,823	2,826,022
Oppein Home Group, Inc., Class A	133,828	1,290,293
SAIC Motor Corp. Ltd., Class A	3,454,383	7,171,066
Shanghai Jinjiang International Hotels Co. Ltd., Class A	280,800	1,132,334

(Cost $99,212,006)		121,475,764

Consumer Staples - 13.2%
Anhui Gujing Distillery Co. Ltd., Class A	116,999	3,557,670
Chongqing Brewery Co. Ltd., Class A	154,727	1,406,335
Eastroc Beverage Group Co. Ltd., Class A	63,100	1,567,168
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,122,173	6,331,533
Guangdong Haid Group Co. Ltd., Class A	545,541	3,264,283
Henan Shuanghui Investment & Development Co. Ltd., Class A	753,227	3,054,132
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	4,408,976	17,344,925
Jiangsu King’s Luck Brewery JSC Ltd., Class A	474,082	3,532,721
Jiangsu Yanghe Brewery JSC Ltd., Class A	395,780	5,546,983
Kweichow Moutai Co. Ltd., Class A	433,005	101,846,064
Luzhou Laojiao Co. Ltd., Class A	510,029	12,438,609
Muyuan Foods Co. Ltd., Class A	1,878,152	10,031,371
New Hope Liuhe Co. Ltd., Class A*	1,296,327	1,593,785
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	340,890	11,024,620
Tsingtao Brewery Co. Ltd., Class A	238,482	2,655,389
Wens Foodstuffs Group Co. Ltd., Class A	3,615,654	9,623,147
Wuliangye Yibin Co. Ltd., Class A	1,331,878	26,290,470
Yihai Kerry Arawana Holdings Co. Ltd., Class A	421,093	1,889,730
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	109,374	995,027

(Cost $147,538,943)		223,993,962

Energy - 3.5%
China Coal Energy Co. Ltd., Class A	1,220,798	2,107,395
China Merchants Energy Shipping Co. Ltd., Class A	2,228,300	2,226,321
China Oilfield Services Ltd., Class A	392,485	795,166
China Petroleum & Chemical Corp., Class A	13,391,398	11,614,154
China Shenhua Energy Co. Ltd., Class A	2,411,971	12,919,360
PetroChina Co. Ltd., Class A	7,625,441	9,354,032
Shaanxi Coal Industry Co. Ltd., Class A	2,902,616	10,391,804
Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,609,500	2,601,947
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	943,600	3,383,468
Yankuang Energy Group Co. Ltd., Class A	979,571	3,517,886

(Cost $37,403,919)		58,911,533

Financials - 23.2%
Agricultural Bank of China Ltd., Class A	23,112,600	13,438,304
Bank of Beijing Co. Ltd., Class A	10,401,743	7,476,830
Bank of Chengdu Co. Ltd., Class A	1,360,956	2,498,535
Bank of China Ltd., Class A	15,207,900	9,433,186
Bank of Communications Co. Ltd., Class A	19,730,550	17,166,762
Bank of Hangzhou Co. Ltd., Class A	2,420,433	3,721,470
Bank of Jiangsu Co. Ltd., Class A	12,985,765	13,821,162
Bank of Nanjing Co. Ltd., Class A	3,315,753	4,025,982
Bank of Ningbo Co. Ltd., Class A	2,725,110	8,425,212
Bank of Shanghai Co. Ltd., Class A	6,680,388	6,053,360
China CITIC Bank Corp. Ltd., Class A	2,431,029	2,169,116
China Construction Bank Corp., Class A	5,529,028	5,370,670
China Everbright Bank Co. Ltd., Class A	12,942,973	5,783,244
China Galaxy Securities Co. Ltd., Class A	1,569,817	2,646,713

China International Capital Corp. Ltd., Class A	575,010	2,784,726
China Life Insurance Co. Ltd., Class A	1,183,495	4,981,045
China Merchants Bank Co. Ltd., Class A	8,496,460	37,775,668
China Merchants Securities Co. Ltd., Class A	2,635,635	5,156,868
China Minsheng Banking Corp. Ltd., Class A	17,529,408	9,827,210
China Pacific Insurance Group Co. Ltd., Class A	2,340,580	8,321,167
China Zheshang Bank Co. Ltd., Class A	10,827,200	4,176,789
Cinda Securities Co. Ltd., Class A	254,800	595,420
CITIC Securities Co. Ltd., Class A	6,855,468	20,262,748
CNPC Capital Co. Ltd., Class A	1,893,500	1,629,066
CSC Financial Co. Ltd., Class A	993,850	3,213,353
East Money Information Co. Ltd., Class A	8,804,272	17,153,083
Everbright Securities Co. Ltd., Class A	1,464,884	3,433,322
Founder Securities Co. Ltd., Class A	3,110,996	3,289,547
GF Securities Co. Ltd., Class A	2,076,902	4,086,710
Guosen Securities Co. Ltd., Class A	2,024,618	2,421,765
Guotai Junan Securities Co. Ltd., Class A	3,138,232	6,571,370
Haitong Securities Co. Ltd., Class A	6,785,374	8,606,006
Hithink RoyalFlush Information Network Co. Ltd., Class A	156,390	2,974,631
Hongta Securities Co. Ltd., Class A	1,079,710	1,161,155
Huatai Securities Co. Ltd., Class A	3,604,531	7,272,685
Huaxia Bank Co. Ltd., Class A	4,836,761	4,255,255
Industrial & Commercial Bank of China Ltd., Class A	24,604,184	18,197,755
Industrial Bank Co. Ltd., Class A	9,975,670	23,048,249
Industrial Securities Co. Ltd., Class A	4,695,136	3,785,349
New China Life Insurance Co. Ltd., Class A	593,360	2,700,684
Orient Securities Co. Ltd., Class A	3,675,841	4,493,806
People’s Insurance Co. Group of China Ltd., Class A	2,213,798	1,612,795
Ping An Bank Co. Ltd., Class A	6,579,221	9,668,344
Ping An Insurance Group Co. of China Ltd., Class A	7,355,042	43,784,872
Postal Savings Bank of China Co. Ltd., Class A	8,126,700	5,469,374
SDIC Capital Co. Ltd., Class A	1,797,649	1,721,217
Shanghai Pudong Development Bank Co. Ltd., Class A	8,070,649	8,007,485
Shenwan Hongyuan Group Co. Ltd., Class A	6,646,234	4,223,989
Zheshang Securities Co. Ltd., Class A	1,450,950	2,061,740
Zhongtai Securities Co. Ltd., Class A	1,844,175	1,778,560

(Cost $368,320,919)		392,534,354

Health Care - 7.2%
Aier Eye Hospital Group Co. Ltd., Class A	3,256,962	6,621,127
Asymchem Laboratories Tianjin Co. Ltd., Class A	174,113	2,454,746
Beijing Tongrentang Co. Ltd., Class A	510,496	3,152,347
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	271,691	2,772,934
Bloomage Biotechnology Corp. Ltd., Class A	137,216	1,217,281
Changchun High & New Technology Industry Group, Inc., Class A	222,138	3,961,025
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	291,800	2,226,238
Chongqing Zhifei Biological Products Co. Ltd., Class A	831,163	6,169,365
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	524,757	2,153,962
Hangzhou Tigermed Consulting Co. Ltd., Class A	380,382	2,377,915
Huadong Medicine Co. Ltd., Class A	653,080	3,052,251
Hualan Biological Engineering, Inc., Class A	813,480	2,227,182
Imeik Technology Development Co. Ltd., Class A	72,305	3,280,935
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	3,125,739	18,494,881
Pharmaron Beijing Co. Ltd., Class A	643,213	2,084,123
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	873,174	2,978,271
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	703,250	1,769,250
Shanghai RAAS Blood Products Co. Ltd., Class A	3,822,820	3,819,425
Shanghai United Imaging Healthcare Co. Ltd., Class A	294,754	5,820,312
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	422,191	16,941,773
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	602,040	1,792,820
Walvax Biotechnology Co. Ltd., Class A	1,100,616	2,810,188
WuXi AppTec Co. Ltd., Class A	1,425,806	10,779,018
Yunnan Baiyao Group Co. Ltd., Class A	666,424	4,608,113
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	198,722	6,149,396
Zhejiang NHU Co. Ltd., Class A	1,112,281	2,778,233

(Cost $127,221,227)		122,493,111

Industrials - 15.0%
AECC Aviation Power Co. Ltd., Class A	1,292,436	6,171,282
Air China Ltd., Class A*	3,359,637	3,487,189
Beijing New Building Materials PLC, Class A	715,097	2,787,394
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	17,624,483	12,350,638
China CSSC Holdings Ltd., Class A	1,574,926	7,758,363

China Eastern Airlines Corp. Ltd., Class A*	6,213,624	3,285,123
China Energy Engineering Corp. Ltd., Class A	10,591,177	3,203,925
China National Chemical Engineering Co. Ltd., Class A	2,862,602	2,772,669
China Railway Group Ltd., Class A	7,670,366	6,758,829
China Southern Airlines Co. Ltd., Class A*	4,039,866	3,318,718
China State Construction Engineering Corp. Ltd., Class A	15,345,527	11,392,452
Contemporary Amperex Technology Co. Ltd., Class A	1,807,342	41,007,783
COSCO SHIPPING Holdings Co. Ltd., Class A	4,579,896	6,673,083
CRRC Corp. Ltd., Class A	8,940,699	7,915,417
Daqin Railway Co. Ltd., Class A	5,006,955	5,183,154
Dongfang Electric Corp. Ltd., Class A	942,706	2,138,827
Eve Energy Co. Ltd., Class A	869,873	4,624,339
FAW Jiefang Group Co. Ltd., Class A*	962,787	1,170,350
Ginlong Technologies Co. Ltd., Class A	152,054	1,374,234
Goldwind Science & Technology Co. Ltd., Class A	2,208,324	2,341,196
Goneo Group Co. Ltd., Class A	121,811	1,724,123
Gotion High-tech Co. Ltd., Class A*	906,156	2,488,458
Jiangsu Hengli Hydraulic Co. Ltd., Class A	423,920	3,341,876
Metallurgical Corp. of China Ltd., Class A	6,254,658	2,890,210
Ming Yang Smart Energy Group Ltd., Class A	1,175,560	1,663,898
NARI Technology Co. Ltd., Class A	3,036,306	9,766,538
Ningbo Deye Technology Co. Ltd., Class A	135,640	1,575,415
Power Construction Corp. of China Ltd., Class A	6,205,728	4,400,431
Sany Heavy Industry Co. Ltd., Class A	4,172,237	8,070,741
SF Holding Co. Ltd., Class A	1,683,591	8,959,496
Shanghai International Airport Co. Ltd., Class A*	843,973	4,120,084
Shanghai International Port Group Co. Ltd., Class A	2,401,147	1,809,257
Shanghai M&G Stationery, Inc., Class A	303,978	1,502,511
Shenzhen Inovance Technology Co. Ltd., Class A	1,524,636	13,373,147
Sichuan Road & Bridge Group Co. Ltd., Class A	1,429,300	1,618,435
Spring Airlines Co. Ltd., Class A*	344,771	2,744,715
Sungrow Power Supply Co. Ltd., Class A	712,238	8,619,321
TBEA Co. Ltd., Class A	3,530,624	7,295,042
Weichai Power Co. Ltd., Class A	4,013,134	9,400,214
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	840,060	2,646,171
XCMG Construction Machinery Co. Ltd., Class A	5,372,487	4,420,910
YTO Express Group Co. Ltd., Class A	1,238,444	2,191,130
Zhejiang Chint Electrics Co. Ltd., Class A	709,192	2,025,307
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,684,501	5,825,067
Zhuzhou CRRC Times Electric Co. Ltd., Class A	212,305	1,144,545
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	4,379,853	4,862,181

(Cost $271,213,486)		254,194,188

Information Technology - 15.9%
360 Security Technology, Inc., Class A*	2,697,568	3,282,870
Advanced Micro-Fabrication Equipment, Inc., China, Class A	319,678	6,511,647
Avary Holding Shenzhen Co. Ltd., Class A	672,051	1,965,868
Beijing Kingsoft Office Software, Inc., Class A	164,632	6,189,920
BOE Technology Group Co. Ltd., Class A	28,848,725	15,972,804
Cambricon Technologies Corp. Ltd., Class A*	156,634	3,665,893
Chaozhou Three-Circle Group Co. Ltd., Class A	1,219,358	4,291,035
China Resources Microelectronics Ltd., Class A	486,183	2,890,894
China Zhenhua Group Science & Technology Co. Ltd., Class A	311,000	2,475,433
Empyrean Technology Co. Ltd., Class A	174,900	2,208,579
Flat Glass Group Co. Ltd., Class A	535,558	1,618,624
Foxconn Industrial Internet Co. Ltd., Class A	2,791,031	7,238,617
GigaDevice Semiconductor, Inc., Class A	505,867	5,143,328
Glodon Co. Ltd., Class A	887,399	1,685,792
GoerTek, Inc., Class A	1,843,761	4,257,353
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	366,953	1,998,118
Hangzhou First Applied Material Co. Ltd., Class A	617,063	2,382,146
Hangzhou Silan Microelectronics Co. Ltd., Class A	842,527	2,443,497
Hundsun Technologies, Inc., Class A	1,138,594	3,858,302
Hygon Information Technology Co. Ltd., Class A	649,183	7,667,970
IEIT Systems Co. Ltd., Class A	773,575	4,013,650
Iflytek Co. Ltd., Class A	1,325,295	9,083,081
Ingenic Semiconductor Co. Ltd., Class A	231,222	2,103,214
JA Solar Technology Co. Ltd., Class A	1,266,089	3,294,178
JCET Group Co. Ltd., Class A	1,207,364	4,382,860
Jinko Solar Co. Ltd., Class A	1,672,473	2,049,280
Lens Technology Co. Ltd., Class A	2,073,487	3,481,516

LONGi Green Energy Technology Co. Ltd., Class A	4,285,704	12,631,599
Luxshare Precision Industry Co. Ltd., Class A	3,581,525	13,707,047
Maxscend Microelectronics Co. Ltd., Class A	284,238	4,240,062
Montage Technology Co. Ltd., Class A	687,600	4,980,673
National Silicon Industry Group Co. Ltd., Class A*	1,395,276	2,983,626
NAURA Technology Group Co. Ltd., Class A	195,221	7,695,170
Ninestar Corp., Class A	800,831	2,603,723
Qi An Xin Technology Group, Inc., Class A*	265,511	1,289,164
Sangfor Technologies, Inc., Class A*	186,115	1,637,390
SG Micro Corp., Class A	259,350	2,545,851
Shanghai Aiko Solar Energy Co. Ltd., Class A	884,985	1,858,046
Shanghai Baosight Software Co. Ltd., Class A	616,315	4,002,490
Shengyi Technology Co. Ltd., Class A	1,293,081	3,077,312
Shennan Circuits Co. Ltd., Class A	210,420	2,049,773
Shenzhen Transsion Holdings Co. Ltd., Class A	250,786	5,522,832
StarPower Semiconductor Ltd., Class A	83,622	1,758,564
Suzhou Maxwell Technologies Co. Ltd., Class A	98,512	1,661,597
TCL Technology Group Corp., Class A*	13,731,547	8,631,759
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	2,301,244	4,317,387
Thunder Software Technology Co. Ltd., Class A	277,421	2,335,196
Tongwei Co. Ltd., Class A	1,982,889	7,291,651
Trina Solar Co. Ltd., Class A	836,713	2,908,479
Unigroup Guoxin Microelectronics Co. Ltd., Class A*	511,154	5,077,918
Unisplendour Corp. Ltd., Class A*	1,821,866	5,587,150
Will Semiconductor Co. Ltd. Shanghai, Class A	553,048	7,367,424
Wingtech Technology Co. Ltd., Class A*	706,426	3,739,753
Xinjiang Daqo New Energy Co. Ltd., Class A	522,998	2,119,889
Yealink Network Technology Corp. Ltd., Class A	410,052	1,669,478
Yonyou Network Technology Co. Ltd., Class A	1,604,074	2,820,218
Zhejiang Dahua Technology Co. Ltd., Class A	1,469,859	3,775,407
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	560,672	2,878,672
Zhongji Innolight Co. Ltd., Class A	450,900	9,708,266
ZTE Corp., Class A	2,326,625	9,640,462

(Cost $287,167,728)		270,270,497

Materials - 8.4%
Aluminum Corp. of China Ltd., Class A	5,954,967	4,999,382
Anhui Conch Cement Co. Ltd., Class A	1,653,316	5,492,393
Baoshan Iron & Steel Co. Ltd., Class A	6,772,309	6,268,220
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	1,446,816	3,467,266
Cathay Biotech, Inc., Class A	168,995	1,132,434
China Jushi Co. Ltd., Class A	1,776,309	2,469,835
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	1,875,571	4,905,988
Citic Pacific Special Steel Group Co. Ltd., Class A	704,752	1,424,877
CMOC Group Ltd., Class A	5,331,785	4,550,189
CNGR Advanced Material Co. Ltd., Class A	180,700	1,188,803
Ganfeng Lithium Group Co. Ltd., Class A	788,847	4,384,065
Guangzhou Tinci Materials Technology Co. Ltd., Class A	746,397	2,137,771
Hengli Petrochemical Co. Ltd., Class A*	1,464,683	2,587,341
Hoshine Silicon Industry Co. Ltd., Class A	248,608	1,828,406
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	16,759,227	3,581,429
Jiangsu Eastern Shenghong Co. Ltd., Class A	1,840,300	2,681,388
Jiangxi Copper Co. Ltd., Class A	835,401	2,270,968
LB Group Co. Ltd., Class A	1,185,250	3,088,782
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,693,174	3,587,750
Qinghai Salt Lake Industry Co. Ltd., Class A*	3,756,785	8,419,194
Rongsheng Petrochemical Co. Ltd., Class A	2,214,037	3,152,200
Satellite Chemical Co. Ltd., Class A*	1,225,939	2,822,259
Shandong Gold Mining Co. Ltd., Class A	1,371,866	4,129,076
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,144,638	4,367,999
Shandong Nanshan Aluminum Co. Ltd., Class A	5,378,490	2,313,682
Shanghai Putailai New Energy Technology Co. Ltd., Class A	610,133	1,588,324
Tianqi Lithium Corp., Class A	687,587	5,117,020
Wanhua Chemical Group Co. Ltd., Class A	1,324,414	14,619,940
Xinjiang Tianshan Cement Co. Ltd., Class A	1,086,951	1,037,720
Yunnan Energy New Material Co. Ltd., Class A	401,274	2,555,293
Zangge Mining Co. Ltd., Class A	592,901	2,409,812
Zhejiang Huayou Cobalt Co. Ltd., Class A	958,936	3,685,964
Zhongjin Gold Corp. Ltd., Class A	2,318,725	3,352,730

Zijin Mining Group Co. Ltd., Class A	11,518,819	20,955,222

(Cost $144,021,763)		142,573,722

Real Estate - 1.2%
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	2,505,224	3,274,757
China Vanke Co. Ltd., Class A	4,572,080	6,369,850
Greenland Holdings Corp. Ltd., Class A*	2,223,746	678,874
Hainan Airport Infrastructure Co. Ltd., Class A*	4,898,800	2,549,192
Poly Developments and Holdings Group Co. Ltd., Class A	4,634,092	6,282,621
Seazen Holdings Co. Ltd., Class A*	445,343	643,320
Shenzhen Overseas Chinese Town Co. Ltd., Class A *	2,647,457	1,127,844

(Cost $28,121,958)		20,926,458

Utilities - 3.9%
CGN Power Co. Ltd., Class A	5,532,579	2,963,443
China Longyuan Power Group Corp. Ltd., Class A	64,800	172,287
China National Nuclear Power Co. Ltd., Class A	6,777,901	8,163,880
China Three Gorges Renewables Group Co. Ltd., Class A	10,346,900	6,633,364
China Yangtze Power Co. Ltd., Class A	6,925,195	24,072,510
ENN Natural Gas Co. Ltd., Class A	659,200	1,713,313
GD Power Development Co. Ltd., Class A	6,591,653	4,280,769
Huaneng Lancang River Hydropower, Inc., Class A	1,810,400	2,331,332
Huaneng Power International, Inc., Class A*	3,151,342	3,856,966
SDIC Power Holdings Co. Ltd., Class A	2,385,366	4,769,805
Sichuan Chuantou Energy Co. Ltd., Class A	1,905,367	4,140,493
Zhejiang Zheneng Electric Power Co. Ltd., Class A*	3,293,300	2,458,641

(Cost $50,912,684)		65,556,803

TOTAL COMMON STOCKS (Cost $1,579,927,692)		1,693,200,596

TOTAL INVESTMENTS - 99.9% (Cost $1,579,927,692)		$1,693,200,596
Other assets and liabilities, net - 0.1%		1,736,534

NET ASSETS - 100.0%		$1,694,937,130

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.

JSC:	Joint Stock Company

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,693,200,596	$—	$—	$1,693,200,596

TOTAL	$1,693,200,596	$—	$—	$1,693,200,596

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

ASHR-PH3

R-089711-1 (5/24) DBX005195 (5/24)